Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	ALPS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001558107
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Clarkston Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

Clarkston Founders Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024 to the

Prospectus

dated February 1, 2024

Effective July 17, 2024, the following changes are being made with respect to the Funds:

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Partners Fund beginning on page 3 of the Prospectus and the first sentence in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Partners Fund” on page 26 of the Prospectus is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests primarily in U.S.-traded equity securities of small- and medium-market capitalization companies.”

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]

Clarkston Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

Clarkston Founders Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024 to the

Prospectus

dated February 1, 2024

Effective July 17, 2024, the following changes are being made with respect to the Funds:

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Fund beginning on page 11 of the Prospectus and the first sentence in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Fund” on page 27 of the Prospectus is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests primarily in U.S.-traded equity securities of large-capitalization companies.”

The second paragraph under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Fund beginning on page 11 of the Prospectus and the second paragraph in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Fund” on page 27 of the Prospectus is hereby deleted and replaced with the following:

“The Adviser considers large-capitalization companies to be those companies with market capitalizations above that of the smallest company based on market capitalization in the Russell 1000® Index at the time of initial purchase. As of March 31, 2024, the market capitalization of the smallest company based on market capitalization in the Russell 1000® Index was $348 million. The Fund will, however, also invest in equity securities of smaller companies. Because large-capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions”.

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]

Clarkston Founders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

Clarkston Founders Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024 to the

Prospectus

dated February 1, 2024

Effective July 17, 2024, the following changes are being made with respect to the Funds:

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Founders Fund beginning on page 19 of the Prospectus and the first sentence in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Founders Fund” on page 27 of the Prospectus is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests primarily in U.S.-traded equity securities of medium-capitalization companies.”

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]